Taxes - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Jan. 01, 2022
Income Tax Disclosure [Abstract]
Interest expense disallowance	$ 54,259	$ 44,598
Operating lease liabilities	20,842	22,901
Operating loss carryforwards	10,102	14,172
Provision for estimated expenses	2,734	2,128
Salaries and wages	10,280	2,710
Share-based compensation	15,190	15,707
Other comprehensive income	1,841	6,306
Other	3,695	5,927
Less: valuation allowance	(35,818)	(10,083)
Total deferred tax assets	83,125	104,366
Goodwill and intangible assets	(51,841)	(224,548)
Operating lease assets	(18,228)	(20,794)
Depreciation	(13,498)	(4,044)
Prepaid expenses	(431)	(1,433)
Total deferred tax liabilities	(83,998)	(250,819)
Net deferred tax liabilities	$ (873)	$ (146,453)